Exhibit 99.1

Harley-Davidson Motorcycle Trust 2007-1

$141,000,000 5.30025% Motorcycle Contract Backed Notes, Class A-1

$290,000,000 5.29% Motorcycle Contract Backed Notes, Class A-2

$158,000,000 5.22% Motorcycle Contract Backed Notes, Class A-3

$143,000,000 5.21% Motorcycle Contract Backed Notes, Class A-4

$48,000,000 5.37% Motorcycle Contract Backed Notes, Class B

$20,000,000 5.54% Motorcycle Contract Backed Notes, Class C

Monthly Report

For the     August 15, 2007     Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of  January 15, 2007, as filed with the Securities and Exchange Commission.

Beginning of Due Period	7/1/2007
End of Due Period	7/31/2007
Determination Date	8/6/2007
Record Date	8/14/2007
Distribution Date	8/15/2007
Number of days in Interest Period (ACT/360 basis)	30
Number of days in Interest Period (30/360 basis)	30

	Number	Cut-Off		Initial
Purchases	of Contracts	Date	Closing Date	Pool Balance

Initial Contracts	39,671	1/15/2007	1/31/2007	547,481,210.37
Subsequent Contracts	16,422	3/21/2007	3/28/2007	252,518,567.82

Total	56,093			$799,999,778.19

I. POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period		$684,252,463.05
Pre-Funded Amount at beginning of Due Period		—

Purchase of Subsequent Contracts		—
Reduction of Pre-Funded Amount at end of Due Period		—
Mandatory Redemption amount		—

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period	10,379,882.44
Principal collections on Contracts paid off in full during Due Period	10,774,629.63
Balance of Contracts liquidated during Due Period	938,699.58
Balance of Contracts purchased by Seller or Servicer during Due Period	14,099.39
Other adjustments	2,899.85
Mandatory Redemption amount	—

Aggregate Principal Balance Decline		22,110,210.89

Aggregate Principal Balance at end of Due Period		662,142,252.16

Pool factor		0.8276778

II. NOTE PRINCIPAL BALANCE CALCULATION:

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C	Total
Original Note Balance	$141,000,000.00	$290,000,000.00	$158,000,000.00	$143,000,000.00	$48,000,000.00	$20,000,000.00	$800,000,000.00

Note balance at beginning of Due Period	25,252,463.05	290,000,000.00	158,000,000.00	143,000,000.00	48,000,000.00	20,000,000.00	$684,252,463.05

Principal Distributable Amount	22,110,210.89	—	—	—	—	—	22,110,210.89
Amounts otherwise distributable to Class B that have been distributed to Class A	—	—	—	—	—	—	—
Mandatory Redemption Amount	—	—	—	—	—	—	—
Note Principal Carryover Shortfall	—	—	—	—	—	—	—
Total principal paid	22,110,210.89	—	—	—	—	—	22,110,210.89

Note balance at end of Due Period	$3,142,252.16	$290,000,000.00	$158,000,000.00	$143,000,000.00	$48,000,000.00	$20,000,000.00	$662,142,252.16

Note factor at begininning of Due Period	0.1790955	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000
Note factor at end of Due Period	0.0222855	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Interest Carryover				Note Monthly	Interest Carryover
	Note Balance	Shortfall			Interest	Interest	Shortfall	Note Interest
	at Beginning of	at Beginning of	Interest		Accrual	Distributable	at End of	Distributable
Class	Due Period	Due Period	Rate	Days	Basis	Amount	Due Period	Amount
A-1	$25,252,463.05	$—	5.30025%	30	ACT/360	$111,536.97	$—	$111,536.97
A-2	290,000,000.00	—	5.29%	30	30/360	1,278,416.67	—	1,278,416.67
A-3	158,000,000.00	—	5.22%	30	30/360	687,300.00	—	687,300.00
A-4	143,000,000.00	—	5.21%	30	30/360	620,858.33	—	620,858.33
B	48,000,000.00	—	5.37%	30	30/360	214,800.00	—	214,800.00
C	20,000,000.00	—	5.54%	30	30/360	92,333.33	—	92,333.33
Totals	$684,252,463.05	$—		$—		$3,005,245.30		$3,005,245.30

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$20,476,877.23
Interest collections on Contracts during Due Period	6,974,329.09
Net Liquidation Proceeds	805,819.70
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	14,503.20
Advances made by Servicer	862,797.05
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Carrying Charges from the Interest Reserve Account	—
Mandatory Redemption amount	—
Investment Earnings - Collection Account	119,236.94
Investment Earnings - Interest Reserve Account	—

Total Available Monies		29,253,563.21

Distribution of Available Monies in order of priority:
Mandatory Redemption amount to the Noteholders	—
Return of previous month’s Advances made by Servicer	771,758.17
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	570,210.39
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	1,225.95
Class A Note Interest Distributable Amount	2,698,111.97
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	214,800.00
Second Priority Principal Distributable Amount to Class B	—
Class C Note Interest Distributable Amount	92,333.33
Class A Note Principal Distributable Amount	22,110,210.89
Class B Note Principal Distributable Amount	—
Class C Note Principal Distributable Amount	—

Total distribution of fees, interest and principal	26,458,650.70

Excess Amounts (Shortfall)		2,794,912.51

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund	—
Excess Amounts to Certificateholder	2,794,912.51

Total distribution of Available Monies		$29,253,563.21

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 1.50% of the Principal Balance of the Contracts at the end of the Due Period	$9,932,133.78
b) 1.00% of the aggregate initial note balance	8,000,000.00
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	39,728,535.13
Specified Reserve Fund Balance		$9,932,133.78

Reserve Fund balance at beginning of Due Period		$10,263,786.95

Additions to Reserve Fund:
Additional deposit - Subsequent Reserve Fund Amount deposit	—
Additional deposit - Excess Amounts to Reserve Fund	—
Investment Earnings - Reserve Fund	45,974.06

Total additions		45,974.06

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	377,627.23

Total withdrawals		377,627.23

Reserve Fund balance at end of Due Period		$9,932,133.78

Pre-Funding Account balance at beginning of Due Period		$—

Withdrawals from Pre-Funding Account:
Subsequent Contracts purchased	—
Mandatory Redemption amount	—

Pre-Funding Account balance at end of Due Period		$—

Interest Reserve Account balance at beginning of Due Period		$—

Additions to the Interest Reserve Account:
Investment Earnings - Interest Reserve Account		—

Withdrawals from the Interest Reserve Account:
Carrying Charges		—
Transfer of Investment Earnings to Collection Account		—
Excess Interest Reserve Amount to Depositor		—

Interest Reserve Account balance at end of Due Period		$—

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	7
Trigger Status? Yes or No	No

		Number of		% of Principal Balance at
Monthly Losses		Contracts	Amount	beginning of Due Period
	Principal Balance of Liquidated Contracts for the Due Period	99	$1,616,334.42	0.236%

	Less:
	Net Liquidation Proceeds for the Due Period	89	805,819.70	0.118%

	Net Liquidation Losses for the Due Period		810,514.72	0.118%

	Annualized Net Liquidation Losses			1.421%

Average Loss Ratio	Annualized Net Liquidation Losses - current Distribution Date		1.421%
	Annualized Net Liquidation Losses - prior Distribution Date		0.786%
	Annualized Net Liquidation Losses - second prior Distribution Date		0.709%
	Three-month Average Loss Ratio		0.972%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold
	1-24	3.500%
	25 or greater	3.250%

			Number of		% of Initial Principal
Cumulative Losses			Contracts	Amount	Balance
	Cumulative Liquidated Contracts		259	4,159,938.40	0.520%
	Cumulative Net Liquidation Proceeds		225	2,136,947.81	0.267%
	Cumulative Net Liquidation Losses			2,022,990.59	0.253%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)			7,810.77

Cumulative Loss Ratio	Cumulative Loss Ratio				0.253%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No				No

	Months	Trigger Threshold
	1-12	1.750%
	13-24	2.500%
	25-36	3.250%
	37 or greater	3.500%

	Days	Number of		Delinquent Interest	% of Principal Balance at
Delinquencies	Delinquent	Contracts	Principal Balance	Amount	Beginning of Due Period
	30-59	1,334	$18,526,481.81	$371,295.00	2.708%
	60-89	403	5,717,419.98	204,921.60	0.836%
	90-119	198	3,046,316.29	167,481.27	0.445%
	120+	100	1,648,822.77	119,099.18	0.241%
	Totals	2,035	$28,939,040.85	$862,797.05	4.229%

	60+ Delinquency Amount	701	$10,412,559.04		1.522%

Average Delinquency Ratio	Delinquency Ratio - current Distribution Date		1522%
	Delinquency Ratio - prior Distribution Date		1.243%
	Delinquency Ratio - second prior Distribution Date		0.863%
	Three-month Average Delinquency Ratio		1.209%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold %
	1-12	2.500%
	13-24	3.000%
	25-36	3.500%
	37 or greater	4.000%

VII. ADDITIONAL CONTRACT INFORMATION

	Beginning of	End of
Contract Data	Due Period	Due Period
Number of Contracts	50,588	49,464
Principal Balance of Contracts	684,252,463.05	662,142,252.16
Weighted average original term	75.74	75.81
Weighted average remaining term	66.44	65.62
Weighted average age	9.30	10.19
One month prepayments (ABS)	1.78%	1.79%
Weighted average Contract Rate	12.29%	12.30%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	$ 1,021,767.30	0.15%
5.001% - 10.000%	224,605,635.42	33.92%
10.001% - 15.000%	299,223,746.80	45.19%
15.001% - 20.000%	92,679,349.14	14.00%
20.001% or greater	44,611,753.50	6.74%

Advances made by Servicer in current Due Period	$ 862,797.05
Unreimbursed Advances due to Servicer	771,758.17
Number of Contracts purchased by Seller or Servicer	1
Principal Balance of Contracts purchased by Seller or Servicer	14,099.39
Purchase Price of Contracts purchased by Seller or Servicer	14,503.20

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1.	Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.

Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.	Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.	Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.

Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit- granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6.	During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7.	Information regarding derivatives:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the President, Chief Operating Officer and Chief Financial Officer of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of January 15, 2007 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2007-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from July 1, 2007 to July 31, 2007 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 13th day of August, 2007.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ Lawrence G. Hund
Lawrence G. Hund
Vice President
and Chief Financial Officer